Average Annual Total Returns - FidelitySeriesInternationalFunds-ComboPRO - FidelitySeriesInternationalFunds-ComboPRO - Fidelity Series International Growth Fund	Dec. 30, 2024
Fidelity Series International Growth Fund | Return Before Taxes
Average Annual Return:
Past 1 year	21.73%
Past 5 years	11.97%
Past 10 years	7.11%
Fidelity Series International Growth Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	21.39%
Past 5 years	10.28%
Past 10 years	5.83%
Fidelity Series International Growth Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	13.16%
Past 5 years	9.37%
Past 10 years	5.50%
MS001
Average Annual Return:
Past 1 year	18.49%
Past 5 years	8.39%
Past 10 years	4.48%
MS270
Average Annual Return:
Past 1 year	17.75%
Past 5 years	8.97%
Past 10 years	5.31%